DISCONTINUED OPERATIONS - Components of Earnings (Loss) from Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating costs and expenses:
(Loss) earnings from discontinued operations, net of tax		$ (152,567)	$ 78,504	$ 25,654
Restricted Stock | RSA Agreement
Operating costs and expenses:
Reversal of stock-based compensation expense related to individual	$ 60,000
Restricted Stock | RSA Agreement | Angi Inc.
Operating costs and expenses:
Reversal of stock-based compensation expense related to individual	$ 10,200
Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		806,028	1,942,194	2,449,685
Operating costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)		168,798	374,563	621,890
Selling and marketing expense		322,318	807,218	1,032,904
General and administrative expense		142,273	427,070	448,389
Product development expense		89,773	162,275	169,148
Depreciation		12,459	92,113	97,482
Amortization of intangibles		3,906	8,080	15,721
Goodwill impairment		207,451
Total operating costs and expenses		946,978	1,871,319	2,385,534
Operating (loss) income from discontinued operations		(140,950)	70,875	64,151
Interest expense		(5,044)	(20,169)	(20,137)
Other income, net		5,051	18,670	17,637
(Loss) earnings from discontinued operations before tax		(140,943)	69,376	61,651
Income tax provision		(11,624)	9,128	(35,997)
(Loss) earnings from discontinued operations, net of tax		(152,567)	78,504	25,654
Discontinued Operations | Intersegment eliminations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		(19)	(110)
Operating costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)		0	0
Selling and marketing expense		0	0
General and administrative expense		(19)	(110)
Product development expense		0	0
Depreciation		0	0
Amortization of intangibles		0	0
Goodwill impairment		0
Total operating costs and expenses		(19)	(110)
Operating (loss) income from discontinued operations		0	0
Interest expense		0	0
Other income, net		0	0
(Loss) earnings from discontinued operations before tax		0	0
Income tax provision		0	0
(Loss) earnings from discontinued operations, net of tax		0	0
Discontinued Operations | Care.com
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		347,251	369,493	374,815
Operating costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)		78,672	79,229	91,591
Selling and marketing expense		95,279	99,492	106,295
General and administrative expense		77,590	95,173	64,644
Product development expense		53,399	55,072	58,458
Depreciation		2,511	5,957	3,238
Amortization of intangibles		3,906	5,480	7,763
Goodwill impairment		207,451
Total operating costs and expenses		518,808	340,403	331,989
Operating (loss) income from discontinued operations		(171,557)	29,090	42,826
Interest expense		0	0	0
Other income, net		236	307	421
(Loss) earnings from discontinued operations before tax		(171,321)	29,397	43,247
Income tax provision		(1,328)	(6,403)	(13,241)
(Loss) earnings from discontinued operations, net of tax		(172,649)	22,994	30,006
Discontinued Operations | Search
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		212,883	387,699	629,038
Operating costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)		77,111	237,756	406,276
Selling and marketing expense		108,498	107,219	153,705
General and administrative expense		7,719	13,330	10,520
Product development expense		9,287	11,843	14,147
Depreciation		0	104	85
Amortization of intangibles		0	0	0
Goodwill impairment		0
Total operating costs and expenses		202,615	370,252	584,733
Operating (loss) income from discontinued operations		10,268	17,447	44,305
Interest expense		0	0	0
Other income, net		(13)	2	(7)
(Loss) earnings from discontinued operations before tax		10,255	17,449	44,298
Income tax provision		(5,441)	(1,667)	(12,100)
(Loss) earnings from discontinued operations, net of tax		4,814	15,782	32,198
Discontinued Operations | Angi
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		245,913	1,185,112	1,445,832
Operating costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)		13,015	57,578	124,023
Selling and marketing expense		118,541	600,507	772,904
General and administrative expense		56,983	318,677	373,225
Product development expense		27,087	95,360	96,543
Depreciation		9,948	86,052	94,159
Amortization of intangibles		0	2,600	7,958
Goodwill impairment		0
Total operating costs and expenses		225,574	1,160,774	1,468,812
Operating (loss) income from discontinued operations		20,339	24,338	(22,980)
Interest expense		(5,044)	(20,169)	(20,137)
Other income, net		4,828	18,361	17,223
(Loss) earnings from discontinued operations before tax		20,123	22,530	(25,894)
Income tax provision		(4,855)	17,198	(10,656)
(Loss) earnings from discontinued operations, net of tax		$ 15,268	$ 39,728	$ (36,550)